Provisions - Summary of Activity for Provision for Warranty and Other Provisions (Parenthetical) (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Additional provision during the year	[1]	₨ 1,280	₨ 1,578
Onerous Contracts-Cost of Fulfilling Contract [member]
Disclosure of other provisions [line items]
Additional provision during the year		₨ 51

[1]	(1) Addition in Provision for onerous contracts includes ₹ 51 towards adoption of Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract.